Financial instruments by category - Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments by category
Financial assets	$ 1,310,320	$ 1,420,812
Financial liabilities	1,920,431	2,017,407
Loans and financing
Financial instruments by category
Financial liabilities	1,424,867	1,447,299
Derivative financial instruments
Financial instruments by category
Financial liabilities	14,222	15,037
Trade payables
Financial instruments by category
Financial liabilities	387,225	329,814
Confirming payable
Financial instruments by category
Financial liabilities	70,411	111,024
Use of public asset
Financial instruments by category
Financial liabilities	22,126	24,309
Related parties
Financial instruments by category
Financial liabilities	1,580	89,924
Cash and cash equivalents
Financial instruments by category
Financial assets	1,032,938	1,019,037
Financial investments
Financial instruments by category
Financial assets	92,233	206,547
Derivative financial instruments
Financial instruments by category
Financial assets	11,205	11,777
Trade accounts receivable
Financial instruments by category
Financial assets	173,204	182,713
Related parties
Financial instruments by category
Financial assets	740	738
Liabilities at amortized cost
Financial instruments by category
Financial liabilities	1,906,209	2,002,370
Liabilities at amortized cost | Loans and financing
Financial instruments by category
Financial liabilities	1,424,867	1,447,299
Liabilities at amortized cost | Trade payables
Financial instruments by category
Financial liabilities	387,225	329,814
Liabilities at amortized cost | Confirming payable
Financial instruments by category
Financial liabilities	70,411	111,024
Liabilities at amortized cost | Use of public asset
Financial instruments by category
Financial liabilities	22,126	24,309
Liabilities at amortized cost | Related parties
Financial instruments by category
Financial liabilities	1,580	89,924
Liabilities at fair value through profit or loss
Financial instruments by category
Financial liabilities	10,155	12,842
Liabilities at fair value through profit or loss | Derivative financial instruments
Financial instruments by category
Financial liabilities	10,155	12,842
Liabilities at fair value through other comprehensive income
Financial instruments by category
Financial liabilities	4,068	2,195
Liabilities at fair value through other comprehensive income | Derivative financial instruments
Financial instruments by category
Financial liabilities	4,068	2,195
Assets at amortised cost
Financial instruments by category
Financial assets	22,886	120,758
Assets at amortised cost | Trade accounts receivable
Financial instruments by category
Financial assets	22,146	120,020
Assets at amortised cost | Related parties
Financial instruments by category
Financial assets	740	738
Assets at fair value through profit or loss
Financial instruments by category
Financial assets	1,283,114	1,297,088
Assets at fair value through profit or loss | Cash and cash equivalents
Financial instruments by category
Financial assets	1,032,938	1,019,037
Assets at fair value through profit or loss | Financial investments
Financial instruments by category
Financial assets	92,233	206,547
Assets at fair value through profit or loss | Derivative financial instruments
Financial instruments by category
Financial assets	6,885	8,811
Assets at fair value through profit or loss | Trade accounts receivable
Financial instruments by category
Financial assets	151,058	62,693
Assets at fair value through other comprehensive income
Financial instruments by category
Financial assets	4,320	2,966
Assets at fair value through other comprehensive income | Derivative financial instruments
Financial instruments by category
Financial assets	$ 4,320	$ 2,966